Impairment of property, plant and equipment, goodwill, and other intangible assets - Narrative (Details) $ in Millions	12 Months Ended			252 Months Ended
	Dec. 31, 2024 USD ($) $ / bbl $ / MMBTU $ / Boe $ / Tonne	Dec. 31, 2023 USD ($) $ / MMBTU $ / bbl	Dec. 31, 2022 USD ($) project	Dec. 31, 2048 $ / MMBTU
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	$ 510	$ 635	$ 361
Impairment losses on property, plant and equipment	3,673	8,182	1,799
Impairment reversals	$ 333	627	6,177
Refining margin (USD per BBL) | $ / Boe	10
Decrease in long-term refining margin assumptions (USD per BBL) | $ / Boe	1
Increase in long-term refining margin assumptions (USD per BBL) | $ / Boe	1
Average chemical margin (USD per ton) | $ / Tonne	197.5
Decrease in long-term chemical margin assumptions (USD per ton) | $ / Tonne	30
Increase in long-term chemical margin assumptions (USD per ton) | $ / Tonne	30
Percentage increase in discounting factor assumptions	1.00%
Contractual commitments for purchase and lease of property, plant and equipment	$ 7,815
Contractual commitments for lease of property, plant and equipment	2,914
Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal due to decrease in long-term chemical margin assumptions	$ 0
Integrated Gas and Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage decrease in commodity price assumptions	(10.00%)
Percentage increase in commodity price assumptions	10.00%
Integrated Gas and Upstream | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss due to decrease in commodity price assumptions	$ 5,000
Impairment reversal due to increase in commodity price assumptions	2,000
Impairment loss due to increase in discount rates	1,000
Integrated Gas and Upstream | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss due to decrease in commodity price assumptions	9,000
Impairment reversal due to increase in commodity price assumptions	5,000
Impairment loss due to increase in discount rates	$ 3,000
Chemicals and Products
Disclosure of impairment loss and reversal of impairment loss [line items]
Decrease in long-term refining margin assumptions (USD per BBL) | $ / Boe	(1)
Increase in long-term refining margin assumptions (USD per BBL) | $ / Boe	1
Chemicals and Products | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal due to increase in long-term refining margin assumptions	$ 0
Chemicals and Products | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal due to increase in long-term refining margin assumptions	500
Impairment loss due to decrease in long-term chemical margin assumptions	500
Russia
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment			$ 854
Brazil
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of projects | project			2
Exploration and production
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	783	4,820	$ 868
Impairment reversals	74	528	5,954
Manufacturing, supply and distribution
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	1,278	2,785	474
Impairment reversals	$ 114	91	72
Other PPE
Disclosure of impairment loss and reversal of impairment loss [line items]
Nominal post-tax discount rate	6.00%
Impairment losses on property, plant and equipment	$ 1,612	577	457
Impairment reversals	$ 145	$ 8	151
Brent crude oil ($/b)
Disclosure of impairment loss and reversal of impairment loss [line items]
Commodity price after year 4 | $ / bbl	70	70
Henry Hub natural gas ($/MMBtu)
Disclosure of impairment loss and reversal of impairment loss [line items]
Commodity price after year 4 | $ / MMBTU		4.00
Commodity price increase after year 4 to year 24 | $ / MMBTU	4.05
Henry Hub natural gas ($/MMBtu) | Forecast
Disclosure of impairment loss and reversal of impairment loss [line items]
Commodity price | $ / MMBTU				5.00
Renewables and Energy Solutions
Disclosure of impairment loss and reversal of impairment loss [line items]
Nominal post-tax discount rate	6.00%	6.00%
PPE and intangible assets	$ 900	$ 2,600
Discount rate used in current measurement of fair value less costs of disposal		12.00%
Impairment reversals	134
Renewables and Energy Solutions | Other PPE
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	$ 52	$ 273
All other segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Nominal post-tax discount rate	7.50%	7.50%
All segments excluding renewables and energy solutions segment
Disclosure of impairment loss and reversal of impairment loss [line items]
Nominal pre-tax discount rate	9.00%
Chemicals and Products
Disclosure of impairment loss and reversal of impairment loss [line items]
PPE and intangible assets		$ 2,500
Discount rate used in current measurement of fair value less costs of disposal		10.00%
Impairment losses on property, plant and equipment			257
Impairment reversals	$ 114
Integrated Gas
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals		$ 325	3,449
Integrated Gas | Exploration and production
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	543	3,472
Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment			320
Impairment reversals		203	$ 2,504
Upstream | Exploration and production
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	240	1,348
Marketing
Disclosure of impairment loss and reversal of impairment loss [line items]
PPE and intangible assets	1,000
Marketing | Other PPE
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	$ 1,518	$ 292